Financial Result and Exchange Gains (Losses) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial result and exchange gains/(losses) [Abstract]
Gains (losses) on exchange differences on translation of foreign operations, before tax	$ 48,211	$ (14,073)	$ 32,732